RESERVES - Schedule of weighted average assumptions used for Black-Scholes option-pricing model valuation of stock options granted (Details) - Y	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
RESERVES
Risk-free interest rate	2.55%	2.37%	0.00%
Expected life of options (years)	10.00	10.00	0
Expected annualized volatility	79.33%	80.89%	0.00%
Dividend	0.00%	0.00%	0.00%